FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER:  811-04861

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:  Fidelity Garrison Street Trust

82 DEVONSHIRE STREET, BOSTON, MA 02109
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)(ZIP CODE)

SCOTT C. GOEBEL, SECRETARY, 82 DEVONSHIRE STREET, BOSTON, MA 02109
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: 7/31, 9/30, 12/31

DATE OF REPORTING PERIOD: 07/01/2011 - 06/30/2012

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Fidelity Garrison Street Trust

BY: /s/ JOHN R. HEBBLE*
JOHN R. HEBBLE, TREASURER
DATE: 08/16/2012 02:33:36 PM

*BY: /s/ MARK LUNDVALL
MARK LUNDVALL, VICE PRESIDENT, FIDELITY MANAGEMENT & RESEARCH COMPANY, PURSUANT TO A POWER OF ATTORNEY DATED April 1, 2012 AND FILED HEREWITH.

VOTE SUMMARY REPORT
FIDELITY COMMODITY STRATEGY CENTRAL FUND
07/01/2011 - 06/30/2012

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

1 Geode Capital Management, LLC ("Geode") is sub-adviser to the fund. As sub-adviser, Geode has been granted discretionary authority to vote the fund's portfolio securities. Geode has developed, and the Board of Trustees for the fund has approved, proxy voting guidelines. Geode votes the fund's proxies consistent with those guidelines.

FIDELITY CASH CENTRAL FUND AND FIDELITY SECURITIES LENDING CASH CENTRAL FUND MEETING DATE: APR 18, 2012
TICKER: SECURITY ID: 31635A105
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Modify The Funds Fundamental Concentration Policy	Management	For	For

VOTE SUMMARY REPORT
FIDELITY MONEY MARKET CENTRAL FUND
07/01/2011 - 06/30/2012

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
VIP INVESTMENT GRADE CENTRAL FUND
07/01/2011 - 06/30/2012

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY CASH CENTRAL FUND AND FIDELITY SECURITIES LENDING CASH CENTRAL FUND MEETING DATE: APR 18, 2012
TICKER: SECURITY ID: 31635A105
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Modify The Funds Fundamental Concentration Policy	Management	For	For

POWER OF ATTORNEY

I, the undersigned Treasurer of the following investment companies:

Fidelity Aberdeen Street Trust
Fidelity Advisor Series II
Fidelity Advisor Series IV
Fidelity Boylston Street Trust
Fidelity California Municipal Trust
Fidelity California Municipal Trust II
Fidelity Central Investment Portfolios II LLC
Fidelity Charles Street Trust
Fidelity Colchester Street Trust
Fidelity Court Street Trust
Fidelity Court Street Trust II
Fidelity Salem Street Trust
Fidelity Garrison Street Trust
Fidelity Hereford Street Trust
Fidelity Income Fund	Fidelity Massachusetts Municipal Trust
Fidelity Money Market Trust
Fidelity Municipal Trust
Fidelity Municipal Trust II
Fidelity Newbury Street Trust
Fidelity New York Municipal Trust
Fidelity New York Municipal Trust II
Fidelity Oxford Street Trust
Fidelity Phillips Street Trust
Fidelity Revere Street Trust
Fidelity School Street Trust
Fidelity Union Street Trust
Fidelity Union Street Trust II
Variable Insurance Products Fund V

in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Treasurer (collectively, the "Funds"), hereby constitute and appoint Mark Lundvall and Vito Arno my true and lawful attorney-in-fact, each of them singly, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity, all Reports of the Proxy Voting Records of the Funds on Form N-PX under the Investment Company Act of 1940, as amended (the "Act"), or any successor thereto, and any supplements or other instruments in connection therewith, and generally do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to cause such Form to be completed and filed in accordance with the Act and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitute may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after April 1, 2012.

WITNESS my hand on this 1st day of April 2012.

/s/ John R. Hebble

John R. Hebble

Treasurer